Derivative Instruments and Hedging Activities (Summary of Notional Amounts of Derivatives) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Forward Exchange Contracts [Member] | To Sell Foreign Currencies [Member]
Notional amounts of derivative financial instruments	¥ 228,088	¥ 204,084
Forward Exchange Contracts [Member] | To Buy Foreign Currencies [Member]
Notional amounts of derivative financial instruments	122,653	93,659
Option Contracts [Member]
Notional amounts of derivative financial instruments	7,221	935
Interest Rate Swaps [Member]
Notional amounts of derivative financial instruments	280,951	354,492
To Sell Foreign Currencies [Member] | Cross Currency Swap Agreements [Member]
Notional amounts of derivative financial instruments	96,712	78,381
To Buy Foreign Currencies [Member] | Cross Currency Swap Agreements [Member]
Notional amounts of derivative financial instruments	¥ 100,586	¥ 107,778